Property and equipment, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	$ 309,746	¥ 2,218,894	¥ 2,187,449	¥ 1,792,256